Financial Instruments - Schedule of All Other Variables Remain Constant (Details) - USD [Member] $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Financial Instruments - Schedule of All Other Variables Remain Constant (Details) [Line Items]
Profit or loss and equity, Strengthening	$ 112
Profit or loss and equity, Weakening	$ (112)